Sale Of Vision Bank Business - Schedule of Balance Sheet of SEPH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans	$ 4,829,682	$ 4,620,505	$ 4,450,322
OREO	22,605	34,636
Other assets	489,439	506,046
Total assets	7,003,256	6,638,347	6,642,803
Other liabilities	68,076	63,786
Total liabilities and shareholders’ equity	$ 7,003,256	$ 6,638,347